Financial Instruments By Category (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Summary of financial assets
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amortised cost	Total
	HK$	HK$	HK$
Accounts receivable	—	346,379,574	346,379,574
Financial assets included in prepayments, deposits and other receivables	—	1,355,013	1,355,013
Due from immediate holding company	—	2,921,838,772	2,921,838,772
Financial assets at fair value through profit or loss	1,572,697,716	—	1,572,697,716
Stock loan	1,200,980,200	—	1,200,980,200
Derivative financial asset	1,165,220,000	—	1,165,220,000
Other assets	—	245,502,780	245,502,780
Cash and bank balances	—	766,430,471	766,430,471

	3,938,897,916	4,281,506,610	8,220,404,526

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amortised cost	Total
	HK$	HK$	HK$
Accounts receivable	—	77,350,250	77,350,250
Financial assets included in prepayments, deposits and other receivables	—	1,650,827	1,650,827
Due from immediate holding company	—	6,477,266,499	6,477,266,499
Financial assets at fair value through profit or loss	1,377,856,715	—	1,377,856,715
Stock loan	878,483,400	—	878,483,400
Derivative financial asset	1,023,902,566	—	1,023,902,566
Other assets	—	197,309,175	197,309,175
Cash and bank balances	—	453,966,764	453,966,764

	3,280,242,681	7,207,543,515	10,487,786,196

Summary of financial liabilities
Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortised cost	Total
	HK$	HK$	HK$
Accounts payable	—	492,039,336	492,039,336
Margin loans payable	—	317,722,438	317,722,438
Financial liabilities included in other payables and accruals	—	66,043,431	66,043,431
Derivative financial liability	20,813,810	—	20,813,810
Convertible bond	—	95,995,690	95,995,690

	20,813,810	971,800,895	992,614,705

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortised cost	Total
	HK$	HK$	HK$
Accounts payable	—	201,986,202	201,986,202
Financial liabilities included in other payables and accruals	—	54,162,984	54,162,984
Bank borrowings	—	232,280,000	232,280,000
Derivative financial liability	12,954,313	—	12,954,313
Convertible bond	—	103,278,429	103,278,429

	12,954,313	591,707,615	604,661,928